Note Investment in equity method investees-Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investment Summarized Financial Information Income Statement Abstract
Equity Method Investments	$ 212,838	$ 225,625
Income Loss From Equity Method Investments	$ 24,373	$ 39,578	$ 42,873